Summary of Significant Accounting Policies - Schedule of Sets Forth Revenue by Platforms (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue	$ 86,670	¥ 588,067	¥ 656,367
Showself [Member]
Disaggregation of Revenue [Line Items]
Total revenue	21,100	143,165	165,985
Lehai [Member]
Disaggregation of Revenue [Line Items]
Total revenue	26,300	178,448	136,694
Haixiu [Member]
Disaggregation of Revenue [Line Items]
Total revenue	13,437	91,173	117,037
Beelive [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,545	98,688	118,955
Hongle [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,779	59,569	100,671
Technical services and others [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,509	¥ 17,024	¥ 17,025